Offerings - Offering: 4	Apr. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.03 par value per share
Amount Registered | shares	100,310	[1],[2]
Proposed Maximum Offering Price per Unit	17.14	[3]
Maximum Aggregate Offering Price	$ 1,719,313.4
Fee Rate	0.01531%
Amount of Registration Fee	$ 263.23
Offering Note	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s ordinary shares, $0.03 par value per share, the number of ordinary shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
2.Represents ordinary shares that became available for issuance under the Registrant’s 2021 Inducement Plan (the “Inducement Plan”) as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the Inducement Plan.
3.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market.
4.The Registrant does not have any fee offsets.

[1]	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s ordinary shares, $0.03 par value per share, the number of ordinary shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
[2]	Represents ordinary shares that became available for issuance under the Registrant’s 2021 Inducement Plan (the “Inducement Plan”) as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the Inducement Plan.
[3]	Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market.